Income tax expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current income tax	¥ 326,418	¥ 249,995	¥ 140,706
Deferred income tax	(150,522)	(46,171)	6,863
Income Tax Expense (Benefit)	¥ 175,896	¥ 203,824	¥ 147,569